Income Tax - Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration (Details) $ in Millions	Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
2025	$ 40
2026	40
2027	40
2028	40
2029	38
Thereafter	575
Total	$ 773